Income Taxes (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Income Tax Expense

Details of income tax expense were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Current income tax expense
Related to current year	$113.5	$101.6
Related to prior years	1.8	1.1
	115.3	102.7
Deferred income tax expense (recovery)
Temporary differences	(24.6)	(9.0)
Effect of income tax rate changes on deferred income taxes	1.6	51.0
Increase (decrease) in valuation allowance	9.3	(7.2)
	(13.7)	34.8
Income tax expense	$101.6	$137.5

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense

The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2019		January 31, 2018
Income taxes calculated at statutory rates	$87.8	26.7%	$100.9	26.8%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(6.1)		(5.8)
Effect of income tax rate changes on deferred income taxes [a]	1.6		51.0
Increase (decrease) in valuation allowance	9.3		(7.2)
Recognition of income taxes on foreign currency translation	(1.3)		(0.7)
Permanent differences [b]	12.5		(4.0)
Other	(2.2)		3.3
Income tax expense	$101.6		$137.5
[a]	The effect of income tax rate changes on deferred income taxes for the year ended January 31, 2018 result mainly from the U.S. tax reform.

[b]	The permanent differences result mainly from the foreign exchange (gain) loss on the long-term debt denominated in U.S. dollars.

Components of Deferred Income Taxes Asset (Liability)

Significant components of the Company’s deferred income taxes asset (liability) were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017

Related to current assets and liabilities
Inventories	$26.9	$20.0	$19.0
Investment tax credits receivable	(2.2)	(8.6)	(15.2)
Trade payables and accruals	9.9	7.3	7.3
Provisions	91.0	80.9	90.6
Other financial liabilities	15.9	13.4	18.0
Deferred revenues	15.5	15.5	18.1
Other	4.3	1.5	2.1
	161.3	130.0	139.9

Related to non-current assets and liabilities
Property, plant and equipment	(47.0)	(40.1)	(30.1)
Intangible assets	(56.9)	(37.4)	(37.6)
Provisions	15.5	17.6	25.6
Long-term debt	6.4	(1.1)	7.8
Deferred revenues	31.0	29.1	30.1
Employee future benefit liabilities	45.4	42.8	37.9
Other non-current liabilities	1.9	1.4	3.7
Other	4.8	4.8	5.4
	1.1	17.1	42.8

Related to non-capital losses carried forward	10.3	10.9	18.3
Related to capital losses carried forward	29.3	29.9	29.7
	202.0	187.9	230.7

Unrecognized tax benefits	(33.3)	(24.1)	(31.2)
Total	$168.7	$163.8	$199.5